GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations(a) – 3.3%
Airlines(b) – 0.9%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
$1,480,000	6.500%		06/20/27	$1,531,800

Chemicals(b)(c) – 0.2%
Braskem Netherlands Finance BV(5 Year CMT + 8.220%)
346,000	8.500		01/23/81	351,211

Commercial Services(b)(d)(e) – 0.0%
Cenveo Corp.
1,315,000	8.500		09/15/22	1,119

Iron/Steel – 0.1%
Vale Overseas Ltd.
173,000	3.750		07/08/30	185,710

Oil Field Services – 1.4%
Empresa Nacional del Petroleo
334,000	3.750		08/05/26	350,387
Petrobras Global Finance B.V.
179,000	6.750		06/03/50	193,857
Petroleos Mexicanos
359,000	7.690		01/23/50	313,874
160,000	6.950		01/28/60	131,000
489,000	6.950	(b)	01/28/60	400,369
Petronas Capital Ltd.(b)
371,000	4.550		04/21/50	507,469
371,000	4.800		04/21/60	559,837

				2,456,793

Telecommunication Services(b)(f) – 0.7%
Cincinnati Bell, Inc.
1,170,000	8.000		10/15/25	1,240,200

TOTAL CORPORATE OBLIGATIONS (Cost $6,364,462)				$5,766,833

Shares	Description	Value

Common Stocks – 37.4%
Beverages – 0.3%
7,993	Diageo PLC	$ 292,469
1,535	Pernod Ricard SA	263,789

		556,258

Biotechnology – 0.6%
2,035	CSL Ltd.	395,813
2,071	Genmab A/S*	712,851

		1,108,664

Capital Markets – 3.0%
1,158	BlackRock, Inc.	665,862
2,313	Deutsche Boerse AG	420,836

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
9,607	Legg Mason, Inc.(f)	$ 480,254
7,030	London Stock Exchange Group PLC	776,526
621	Moody’s Corp.	174,687
791	S&P Global, Inc.	277,048
12,441	TD Ameritrade Holding Corp.(f)	446,507
12,163	The Blackstone Group, Inc., Class A	648,045
4,598	The Charles Schwab Corp.	943,601
34,850	UBS Group AG	410,560

		5,243,926

Chemicals – 0.5%
5,207	Air Liquide SA	856,448
247	Sika AG	54,274

		910,722

Commercial Services & Supplies* – 1.4%
74,717	Advanced Disposal Services, Inc.(f)	2,253,465
3,026	Copart, Inc.	282,174

		2,535,639

Communications Equipment – 0.4%
56,493	Telefonaktiebolaget LM Ericsson Class B	657,300

Diversified Consumer Services(d) – 0.0%
5,019	Gymboree Holding Corp.	—

Diversified Telecommunication Services – 1.2%
16,307	Cellnex Telecom SA(b)	1,026,272
37,950	Masmovil Ibercom SA*	1,014,605

		2,040,877

Electric Utilities – 0.6%
51,379	Enel SpA	470,658
5,549	Fortis, Inc.	225,987
22,124	Iberdrola SA	285,959

		982,604

Electrical Equipment – 1.1%
5,825	AMETEK, Inc.	543,181
28,081	OSRAM Licht AG*	1,452,641

		1,995,822

Electronic Equipment, Instruments & Components – 0.6%
6,332	Amphenol Corp. Class A	669,673
45,019	Fitbit, Inc. Class A*	294,424
385	Isra Vision AG	21,995

		986,092

Entertainment – 0.4%
3,146	NetEase, Inc.	57,154
126	NetEase, Inc. ADR	57,761
521	Netflix, Inc.*	254,706

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
652	Nintendo Co. Ltd.	$ 286,756

		656,377

Equity Real Estate Investment Trusts (REITs) – 0.6%
1,657	American Tower Corp.	433,123
1,229	SBA Communications Corp.	382,883
5,232	Taubman Centers, Inc.(f)	202,583

		1,018,589

Food Products – 0.6%
8,228	Nestle SA	978,488

Health Care Equipment & Supplies – 1.2%
6,783	Abbott Laboratories	682,641
1,659	Coloplast A/S Class B	283,187
17,614	Stemline Therapeutics, Inc.(d)	5,812
37,984	Wright Medical Group NV*(f)	1,140,280

		2,111,920

Hotels, Restaurants & Leisure – 0.3%
13,587	Caesars Entertainment, Inc.*	421,876
786	Evolution Gaming Group AB(b)	53,339

		475,215

Insurance – 1.6%
39,998	National General Holdings Corp.(f)	1,359,532
5,705	Trupanion, Inc.*	288,502
6,007	Willis Towers Watson PLC(f)	1,261,530

		2,909,564

Interactive Media & Services – 2.8%
13,694	58.Com, Inc. ADR*	758,237
132	Alphabet, Inc. Class A*	196,409
206	Alphabet, Inc. Class C*	305,490
144	Facebook, Inc. Class A*	36,528
20,508	Snap, Inc. Class A*	459,789
103,838	Sogou, Inc. ADR*	895,084
32,697	Tencent Holdings Ltd.	2,242,954

		4,894,491

Internet & Direct Marketing Retail* – 2.2%
893	Alibaba Group Holding Ltd.	28,019
7,961	Alibaba Group Holding Ltd. ADR	1,998,370
282	Amazon.com, Inc.	892,440
8,696	Meituan Dianping Class B	215,195
664	MercadoLibre, Inc.	746,748

		3,880,772

IT Services – 2.6%
625	Edenred	31,003
10,073	Fidelity National Information Services, Inc.	1,473,780
5,089	Genpact Ltd.	202,644
485	Global Payments, Inc.	86,340
3,588	GoDaddy, Inc. Class A*	252,165
1,023	Mastercard, Inc. Class A	315,626

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
26,376	Network International Holdings PLC*(b)	$ 139,220
14,474	Nexi SpA*(b)	260,023
6,948	StoneCo Ltd. Class A*	331,489
3,944	VeriSign, Inc.*	834,866
3,383	Visa, Inc. Class A	644,123
35	WEX, Inc.*	5,543

		4,576,822

Life Sciences Tools & Services – 1.5%
4,779	Agilent Technologies, Inc.	460,361
427	Bio-Rad Laboratories, Inc. Class A*	224,128
526	Lonza Group AG	328,926
28,007	QIAGEN NV*	1,391,225
780	Thermo Fisher Scientific, Inc.	322,881

		2,727,521

Machinery – 0.3%
2,037	Navistar International Corp.*	65,245
37,377	Neles Oyj	533,035

		598,280

Media* – 0.3%
1,602	Cardlytics, Inc.	106,405
860	Charter Communications, Inc. Class A	498,800

		605,205

Metals & Mining – 0.2%
15,435	Barrick Gold Corp.	446,226

Multi-Utilities – 0.1%
17,463	Algonquin Power & Utilities Corp.	240,932

Oil, Gas & Consumable Fuels – 0.0%
2,000	CNX Midstream Partners LP	17,920

Personal Products – 0.3%
1,276	L’Oreal SA	428,261
1,137	Unilever NV	67,186

		495,447

Pharmaceuticals – 1.4%
9,123	AstraZeneca PLC	1,007,905
2,003	Novartis AG	164,982
13,703	Novo Nordisk A/S Class B	899,089
1,178	Roche Holding AG	408,008

		2,479,984

Professional Services – 1.3%
17,997	CoreLogic, Inc.(f)	1,226,675
110	CoStar Group, Inc.*	93,474
12,097	IHS Markit Ltd.	976,591
41	TriNet Group, Inc.*	2,706

		2,299,446

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.2%
2,149	Union Pacific Corp.	$ 372,529

Semiconductors & Semiconductor Equipment – 3.3%
7,111	Advanced Micro Devices, Inc.*	550,605
7,376	Analog Devices, Inc.	847,134
1,895	ASM International NV	289,875
3,593	ASML Holding NV	1,275,389
1,973	BE Semiconductor Industries NV	88,216
1,050	KLA Corp.	209,821
8,353	Lattice Semiconductor Corp.*	259,695
336	Marvell Technology Group Ltd.	12,254
10,810	Maxim Integrated Products, Inc.	736,053
2,502	NVIDIA Corp.	1,062,324
5,702	Samsung Electronics Co. Ltd.	278,679
30,136	Taiwan Semiconductor Manufacturing Co. Ltd.	438,587

		6,048,632

Software – 3.3%
538	Adobe, Inc.*	239,044
782	Alteryx, Inc. Class A*	137,233
2,974	Atlassian Corp. PLC Class A*	525,357
1,297	Avalara, Inc.*	174,382
30,310	ForeScout Technologies, Inc.*(f)	878,687
597	Guidewire Software, Inc.*	70,243
370	HubSpot, Inc.*	86,806
516	Intuit, Inc.	158,087
733	LogMeIn, Inc.	62,899
5,173	Microsoft Corp.(g)	1,060,517
933	salesforce.com, Inc.*	181,795
4,330	SAP SE ADR	689,422
284	ServiceNow, Inc.*	124,733
10,716	Slack Technologies, Inc. Class A*	316,658
1,495	Splunk, Inc.*	313,681
12,704	SVMK, Inc.*	304,642
2,421	Workday, Inc. Class A*	438,007
131	Zscaler, Inc.*	17,010

		5,779,203

Specialty Retail – 0.6%
641	O’Reilly Automotive, Inc.*	306,000
9,825	The TJX Cos., Inc.	510,802
2,608	Tiffany & Co.(f)	326,939

		1,143,741

Technology Hardware, Storage & Peripherals – 0.9%
2,826	Apple, Inc.	1,201,163
6,509	HP, Inc.(f)	114,428

		1,315,591

Tobacco – 0.6%
17,718	British American Tobacco PLC	585,550
5,646	Philip Morris International, Inc.	433,669

		1,019,219

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors* – 0.1%
2,915	WESCO International, Inc.	$ 113,306

Wireless Telecommunication Services*(f) – 1.0%
16,535	T-Mobile US, Inc.	1,775,528

TOTAL COMMON STOCKS (Cost $53,541,069)		$65,998,852

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 5.6%
Collateralized Mortgage Obligations – 5.6%
Interest Only(h) – 3.5%
FHLMC REMIC Series 4723, Class KS(-1x1M USD LIBOR - 6.150%)(c)
$5,538,055	5.975%	09/15/47	$ 1,041,853
FHLMC REMIC Series 4729, Class KS(-1x1M USD LIBOR - 6.150%)(c)
4,185,125	5.975	11/15/47	768,213
GNMA REMIC Series 2017-117, Class AS(-1x1M USD LIBOR + 6.200%)(c)
6,370,722	6.013	08/20/47	1,307,624
GNMA REMIC Series 2020-78, Class AS(-1x1M USD LIBOR + 6.150%)(c)
3,991,330	5.963	06/20/50	981,549
GNMA REMIC Series 2020-78, Class SQ(-1x1M USD LIBOR + 6.150%)(c)
2,093,809	5.963%	06/20/50	473,536
GNMA REMIC Series 2019-156, Class IO(c)
13,223,181	0.847%	11/16/61	1,006,966
GNMA REMIC Series 2020-81, Class IO
6,376,122	0.940	02/16/61	515,753

			$ 6,095,494

Regular Floater(b)(c) – 1.0%
CHL GMSR Issuer Trust Series 2018-GT1, Class A(1M USD LIBOR + 2.750%)
1,000,000	2.922	05/25/23	953,901
CHL GMSR Issuer Trust Series 2018-GT1, Class B(1M USD LIBOR + 3.500%)
1,000,000	3.672	05/25/23	862,028

			1,815,929

Sequential Floating Rate(b)(c) – 1.1%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,715,237	0.637	03/27/36	2,000,553

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $10,243,894)			$9,911,976

Asset-Backed Securities – 9.0%
Automotive(b) – 0.8%
Hertz Vehicle Financing II LP Series 2015-3A, Class A
$271,139	2.670%	09/25/21	$ 271,082
Hertz Vehicle Financing II LP Series 2016-4A, Class A
1,079,841	2.650	07/25/22	1,081,519

			1,352,601

Collateralized Loan Obligations(b) – 4.2%
AGL CLO 6 Ltd. Series 2020-6A, Class E(i) (c)(-1x3M USD LIBOR + 7.480%)
250,000	0.000	07/20/31	242,545
Catamaran CLO Ltd. Series 2013-1A, Class DR(c)(3M USD LIBOR + 2.800%)
1,750,000	3.045	01/27/28	1,502,233
CVP CLO Ltd. Series 2017-2A, Class D(c)(3M USD LIBOR + 2.650%)
1,000,000	2.922	01/20/31	821,028
Jamestown CLO XI Ltd. Series 2018-11A, Class A2(c)(3M USD LIBOR + 1.700%)
1,000,000	1.968	07/14/31	960,768
Shackleton CLO Ltd. Series 2013-3A, Class DR(c)(3M USD LIBOR + 3.020%)
1,500,000	3.295	07/15/30	1,314,841
Venture CLO Ltd. Series 2017-30A, Class D(c)(3M USD LIBOR + 3.000%)
1,500,000	3.275	01/15/31	1,205,000
Voya CLO Ltd. Series 2013-1A, Class CR(c)(3M USD LIBOR + 2.950%)
1,500,000	3.225	10/15/30	1,298,759

			7,345,174

Home Equity – 4.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1(c)(1M USD LIBOR + 0.460%)
2,390,119	0.632	01/25/36	1,909,930
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2(c)(1M USD LIBOR + 0.690%)
2,121,313	0.862	10/25/35	1,710,087

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class MF2(j)
$1,328,271	4.848%		11/25/36	$ 1,194,275
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3(c)(1M USD LIBOR + 0.250%)
1,188,340	0.422		05/25/36	776,033
Vericrest Opportunity Loan Trust Series 2019-NPL2, Class A1(b)(j)
1,526,251	3.967		02/25/49	1,525,115

				7,115,440

TOTAL ASSET-BACKED SECURITIES (Cost $16,009,780)				$15,813,215

Foreign Debt Obligations – 6.3%
Abu Dhabi Government International Bond
$369,000	3.875	%(b)	04/16/50	$ 460,327
360,000	3.125		09/30/49	402,862
Dominican Republic(b)
692,000	5.875		01/30/60	659,779
Ecuador Government International Bond
200,000	9.500		03/27/30	103,000
Hungary Government Bond
140,000	6.375		03/29/21	145,381
Kingdom of Bahrain(b)
200,000	7.375		05/14/30	229,000
Kingdom of Jordan(b)
653,000	4.950		07/07/25	650,347
Mexico Government International Bond(a)
540,000	3.250		04/16/30	552,960
Qatar Government International Bond(b)
360,000	3.400		04/16/25	397,125
Republic of Belarus Ministry of Finance(b)
359,000	5.875		02/24/26	347,781
359,000	6.378		02/24/31	346,435
Republic of Brazil
357,000	3.875		06/12/30	364,497
Republic of Chile(a)
210,000	2.550		01/27/32	226,144
Republic of Colombia(a)
356,000	4.125		05/15/51	395,939
334,000	3.000		01/30/30	343,811
Republic of Egypt(b)
259,000	8.875		05/29/50	258,353
Republic of Ghana(b)
272,000	8.750		03/11/61	239,615

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Republic of Honduras(a)(b)
345,000	5.625%		06/24/30	$ 361,733
Republic Of Indonesia
462,000	2.950		01/11/23	479,362
Republic of Ivory Coast
360,000	6.125		06/15/33	351,225
Republic of Kazakhstan
270,000	5.125		07/21/25	316,305
Republic of Kenya
360,000	8.000		05/22/32	355,050
Republic of Senegal
360,000	6.750		03/13/48	341,100
Republic of South Africa
300,000	4.850		09/30/29	287,344
Republic of Trinidad & Tobago(a)(b)
359,000	4.500		06/26/30	351,708
Republic of Turkey
803,000	4.875		04/16/43	606,767
Republic of Uruguay(a)
172,620	4.375		01/23/31	211,729
Romanian Government International Bond
346,000	3.000	(b)	02/14/31	352,488
346,000	4.000	(b)	02/14/51	364,597
124,000	6.750		02/07/22	133,804
Russian Foreign Bond – Eurobond
400,000	4.375		03/21/29	458,800

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $10,732,872)				$11,095,368

Shares	Description	Expiration Date	Value

Rights* – 0.1%
Diversified Telecommunication Services – 0.0%
16,307	Cellnex Telecom SA	08/06/20	$ 68,191

Pharmaceuticals – 0.1%
34,865	Bristol-Myers Squibb Co.	03/31/21	125,514

TOTAL RIGHTS (Cost $129,465)			$ 193,705

Shares	Description	Value

Exchange Traded Funds – 4.1%
26,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 3,597,100

Shares	Description	Value

Exchange Traded Funds – (continued)
43,400	iShares iBoxx High Yield Corporate Bond ETF	$3,705,926

TOTAL EXCHANGE TRADED FUNDS (Cost $6,612,266)		$7,303,026

Shares	Dividend Rate	Value

Preferred Stocks(a)(c)(f) – 0.7%
Distribution & Wholesale – 0.7%
WESCO International, Inc.(5 Year CMT + 10.325%)
42,006	10.625%	$ 1,139,203

(Cost $1,102,629)

Investment Company(k) – 27.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares

47,535,861	0.130%	$ 47,535,861

(Cost $47,535,861)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT- 93.5% (Cost $152,272,298)	$164,758,039

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(i) – 3.8%
U.S. Treasury Obligation – 3.8%
United States Treasury Bills
$ 795,000	0.000%		08/06/20	$ 794,994
125,000	0.000		08/11/20	124,998
660,000	0.000	(g)	08/20/20	659,973
125,000	0.000		08/27/20	124,992
625,000	0.000	(g)	09/01/20	624,954
155,000	0.000		09/10/20	154,986
215,000	0.000	(g)	09/17/20	214,976
335,000	0.000		09/24/20	334,959
135,000	0.000		09/29/20	134,981
2,475,000	0.000	(g)	10/13/20	2,474,561
10,000	0.000		10/22/20	9,998
525,000	0.000		10/29/20	524,886
84,600	0.000		11/27/20	84,573
485,000	0.000	(g)	02/25/21	484,722

TOTAL SHORT-TERM INVESTMENTS (Cost $6,747,453)				$ 6,748,553

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 97.3% (Cost $159,019,751)				$171,506,592

Shares	Description	Value

Common Stocks Sold Short – (1.9)%
Capital Markets – (0.3)%
13,482	The Charles Schwab Corp.	$ (446,928)

Communications Equipment – (0.1)%
3,707	Acacia Communications, Inc.	(252,002)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks Sold Short – (continued)
Hotels, Restaurants & Leisure – (0.2)%
13,587	Caesars Entertainment, Inc.	$ (421,876)

Insurance – (0.8)%
6,488	Aon PLC Class A	(1,331,468)

Oil, Gas & Consumable Fuels – (0.0)%
1,760	CNX Resources Corp.	(16,984)

Semiconductors & Semiconductor Equipment – (0.5)%
6,811	Analog Devices, Inc.	(782,243)

TOTAL COMMON STOCKS SOLD SHORT
(Cost $(3,217,690))		$ (3,251,501)

TOTAL SECURITIES SOLD SHORT – (1.9)%
(Cost $(3,217,690))		$ (3,251,501)

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		8,046,155

NET ASSETS – 100.0%		$176,301,246

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2020.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security is currently in default.

(f)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $20,895,496, which represents approximately 11.9% of net assets as of July 31, 2020.

(g)	All or a portion of security is segregated as collateral for option

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2020.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG	AUD	2,200,000	NZD	2,363,149	08/19/20	$4,626
	AUD	200,000	USD	142,697	08/19/20	204
	CAD	200,000	JPY	15,681,400	08/19/20	1,151
	CAD	6,200,000	USD	4,611,060	08/19/20	17,918
	CAD	115,000	USD	84,862	09/18/20	1,004
	CHF	1,000,000	JPY	114,804,875	08/19/20	9,267
	CHF	1,250,000	USD	1,341,176	08/19/20	26,377
	CLP	76,673,000	USD	100,000	08/21/20	1,302
	CLP	78,038,856	USD	100,000	08/24/20	3,111
	CLP	76,658,856	USD	100,000	08/28/20	1,293
	CNH	12,611,398	USD	1,800,000	08/19/20	1,930
	EUR	250,000	AUD	410,634	08/19/20	1,208
	EUR	1,100,000	JPY	135,770,030	08/19/20	13,405
	EUR	250,000	NOK	2,646,351	08/19/20	3,830
	EUR	125,000	SEK	1,286,773	08/19/20	722
	EUR	2,000,000	USD	2,324,031	08/19/20	32,837
	EUR	3,104,000	USD	3,524,150	09/18/20	136,071
	GBP	2,355,808	EUR	2,600,000	08/19/20	20,154
	GBP	2,000,000	JPY	272,289,151	08/19/20	45,455
	GBP	3,375,000	USD	4,301,771	08/19/20	116,573
	GBP	181,000	USD	227,206	09/18/20	9,786
	HUF	30,019,708	USD	100,000	08/19/20	2,662
	INR	7,577,630	USD	100,000	08/03/20	1,171
	INR	7,562,120	USD	100,000	08/10/20	778
	INR	7,545,587	USD	100,000	08/17/20	488
	JPY	15,125,380	AUD	200,000	08/19/20	17
	JPY	63,539,120	CAD	800,000	08/19/20	3,085
	JPY	28,134,640	NZD	400,000	08/19/20	552
	JPY	575,000,000	USD	5,380,867	08/19/20	52,229
	KRW	239,752,789	USD	200,000	08/03/20	963
	KRW	120,509,000	USD	100,000	08/06/20	875
	KRW	120,495,000	USD	100,000	08/13/20	821
	KRW	119,774,789	USD	100,000	08/27/20	228
	KRW	239,850,578	USD	200,000	08/28/20	709
	MXN	5,500,000	USD	245,819	08/19/20	688
	NZD	200,000	JPY	13,986,700	08/19/20	486
	PLN	441,552	EUR	100,000	08/19/20	66
	PLN	387,406	USD	100,000	08/19/20	3,451
	SGD	276,786	USD	200,000	08/19/20	1,449
	TWD	2,403,072	USD	81,818	08/03/20	123
	TWD	2,934,095	USD	100,000	08/17/20	38
	TWD	2,929,495	USD	100,000	08/31/20	60
	USD	143,196	AUD	200,000	08/19/20	294
	USD	448,019	CAD	600,000	08/19/20	53
	USD	900,000	CNH	6,297,131	08/19/20	259
	USD	570,459	EUR	483,000	09/18/20	906
	USD	492,789	GBP	375,000	08/19/20	1,862
	USD	5,586,778	JPY	587,500,000	08/19/20	35,571
	USD	100,000	KRW	119,395,211	08/13/20	99
	USD	100,000	KRW	119,112,711	09/04/20	320
	USD	609,125	MXN	13,500,000	08/19/20	4,062
	USD	100,000	NOK	908,175	08/19/20	211
	USD	534,496	NZD	800,000	08/19/20	3,920
	USD	1,000,000	RUB	72,156,110	08/19/20	30,372

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

	USD	700,000	TRY	4,839,524	08/19/20	$20,183
	USD	200,000	TRY	1,431,326	09/23/20	3,006
	USD	200,000	TWD	5,852,975	08/03/20	423
	USD	100,000	ZAR	1,647,578	08/19/20	3,821
JPMorgan Securities, Inc.	EUR	336,000	USD	378,929	09/16/20	17,260
	GBP	152,000	USD	192,525	09/16/20	6,494
	HKD	630,000	USD	81,217	09/16/20	70
	JPY	10,100,000	USD	93,739	09/16/20	1,728

TOTAL						$650,077

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG	AUD	201,717	EUR	125,000	08/19/20	$(3,176)
	AUD	225,196	GBP	125,000	08/19/20	(2,738)
	AUD	1,200,000	JPY	91,639,800	08/19/20	(8,484)
	AUD	1,700,000	USD	1,216,043	08/19/20	(1,381)
	CAD	1,000,000	JPY	79,530,400	08/19/20	(4,863)
	CAD	600,000	USD	448,958	08/19/20	(992)
	CHF	500,000	USD	550,680	08/19/20	(3,659)
	CNH	1,398,821	USD	200,000	08/19/20	(135)
	EUR	1,900,000	GBP	1,730,233	08/19/20	(26,090)
	EUR	250,000	USD	297,444	08/19/20	(2,835)
	JPY	60,180,400	AUD	800,000	08/19/20	(2,969)
	JPY	63,012,140	CAD	800,000	08/19/20	(1,894)
	JPY	12,410,420	EUR	100,000	08/19/20	(579)
	JPY	185,872,912	GBP	1,375,000	08/19/20	(43,778)
	JPY	27,900,360	NZD	400,000	08/19/20	(1,662)
	JPY	337,500,000	USD	3,203,666	08/19/20	(14,674)
	KRW	1,173,423	USD	985	08/03/20	(1)
	KRW	119,289,259	USD	100,000	08/10/20	(189)
	MXN	13,500,000	USD	611,900	08/19/20	(6,837)
	NOK	2,673,833	EUR	250,000	08/19/20	(810)
	NOK	500,000	SEK	487,902	08/19/20	(640)
	NZD	2,140,874	AUD	2,000,000	08/19/20	(9,141)
	NZD	600,000	JPY	42,360,300	08/19/20	(2,325)
	NZD	2,000,000	USD	1,331,496	08/19/20	(5,055)
	RUB	71,804,110	USD	1,000,000	08/19/20	(35,102)
	SEK	1,282,446	EUR	125,000	08/19/20	(1,215)
	SEK	479,975	NOK	500,000	08/19/20	(263)
	TRY	697,405	USD	100,000	08/05/20	(901)
	TRY	4,871,370	USD	700,000	08/19/20	(15,710)
	TRY	716,729	USD	100,000	09/23/20	(1,356)
	TWD	3,461,558	USD	118,182	08/03/20	(148)
	TWD	2,926,195	USD	100,000	08/24/20	(135)
	USD	570,535	AUD	800,000	08/19/20	(1,070)
	USD	5,140,806	CAD	6,900,000	08/19/20	(10,797)
	USD	84,499	CAD	115,000	09/18/20	(1,371)
	USD	1,221,683	CHF	1,125,000	08/19/20	(9,116)
	USD	100,000	CLP	78,859,144	08/21/20	(4,190)
	USD	100,000	CLP	76,682,000	08/24/20	(1,318)
	USD	100,000	CLP	77,409,144	08/28/20	(2,284)
	USD	800,000	CNH	5,615,969	08/19/20	(2,416)
	USD	1,165,762	EUR	1,000,000	08/19/20	(12,672)
	USD	7,500,255	EUR	6,621,000	09/18/20	(307,189)
	USD	1,510,691	GBP	1,187,500	08/19/20	(43,911)
	USD	103,126	GBP	83,000	09/18/20	(5,550)
	USD	81,209	HKD	630,000	09/16/20	(79)
	USD	100,000	HUF	30,389,705	08/19/20	(3,927)
	USD	100,000	INR	7,580,213	08/03/20	(1,205)
	USD	100,000	INR	7,511,513	08/10/20	(104)
	USD	100,000	INR	7,569,620	08/17/20	(808)
	USD	1,514,499	JPY	162,500,000	08/19/20	(20,941)
	USD	200,000	KRW	240,926,211	08/03/20	(1,946)
	USD	100,000	KRW	119,876,211	08/06/20	(345)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

	USD	100,000	KRW	120,513,000	08/10/20	$(834)
	USD	200,000	KRW	239,219,733	08/31/20	(184)
	USD	110,872	MXN	2,500,000	08/19/20	(1,177)
	USD	859,812	NZD	1,300,000	08/19/20	(2,374)
	USD	100,000	PLN	381,899	08/19/20	(1,980)
	USD	400,000	SGD	552,948	08/19/20	(2,445)
	USD	200,000	TWD	5,875,710	08/24/20	(525)
	USD	100,000	TWD	2,933,405	08/28/20	(166)
	ZAR	1,657,514	USD	100,000	08/19/20	(3,241)
MS & Co. Int. PLC	USD	94,546	JPY	10,100,000	09/16/20	(922)

TOTAL						$(644,824)

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	8	09/08/20	$1,672,878	$3,213
10 Year U.K. Long Gilt	4	09/28/20	725,448	1,137
10 Year U.S. Treasury Notes	33	09/21/20	4,622,578	9,816
2 Year German Euro-Schatz	15	09/08/20	1,981,961	171
2 Year U.S. Treasury Notes	4	09/30/20	883,937	294
3 Month Euribor Interest Rate	2	09/13/21	591,891	(45)
5 Year German Euro-Bobl	7	09/08/20	1,115,142	268
Amsterdam Exchanges Index	2	08/21/20	256,039	(3,737)
Brent Crude	1	11/30/20	44,470	29
British Pound	1	09/14/20	81,925	2,223
CAC40 Index	3	08/21/20	168,953	(5,662)
Canada 10 Year Government Bonds	11	09/21/20	1,270,447	475
CBOE Volatility Index	1	12/16/20	28,575	(527)
CBOE Volatility Index	1	01/20/21	28,975	(327)
Cocoa	1	09/15/20	21,219	(27)
Coffee	1	09/18/20	44,606	3,954
Copper	1	08/14/20	160,612	29,410
Copper	1	08/18/20	160,612	28,122
Copper	1	08/20/20	160,512	26,785
Copper	1	08/21/20	160,487	27,225
Copper	1	08/27/20	160,487	23,413
Copper	2	08/28/20	320,975	54,319
Copper	2	09/01/20	320,975	48,244
Copper	1	09/02/20	160,487	18,192
Copper	1	09/03/20	160,487	18,185
Copper	3	09/04/20	481,462	59,341
Copper	2	09/11/20	320,925	29,614
Copper	1	09/16/20	160,381	15,161
Copper	1	09/17/20	160,331	16,078
Copper	1	09/18/20	160,294	13,291
Copper	1	09/23/20	160,256	13,066
Copper	2	09/25/20	320,512	17,458
Copper	2	09/30/20	320,537	15,371
Copper	1	10/01/20	160,281	7,979
Copper	2	10/02/20	320,587	16,219
Copper	2	10/08/20	320,737	3,594
Copper	1	10/15/20	160,369	(1,871)
Copper	3	10/20/20	481,144	(3,889)
Copper	1	10/23/20	160,300	(28)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Copper	2	10/09/20	$320,737	$2,756
Copper	1	10/29/20	160,325	(1,741)
Copper	2	10/30/20	320,650	(1,619)
Corn	15	12/14/20	245,250	(2,393)
Crude Palm Oil	2	10/15/20	31,568	228
DJIA E-Mini Index	1	09/18/20	131,595	(11)
Euro Buxl 30 Year Bonds	3	09/08/20	794,551	(95)
Eurodollars	1	09/13/21	249,625	(14)
French 10 Year Government Bonds	9	09/08/20	1,789,013	4,390
FTSE 100 Index	2	09/18/20	154,109	(2,364)
FTSE/MIB Index	3	09/18/20	337,430	(11,218)
Gasoline RBOB	1	08/31/20	49,186	(333)
H-Shares Index	15	08/28/20	971,866	(9,991)
Hang Seng Index	9	08/28/20	1,425,835	(21,782)
Hang Seng Index	1	08/28/20	31,685	(537)
ICE ECX Emission	1	12/14/20	30,957	(3,621)
Italian 10 Year Government Bonds	10	09/08/20	1,731,470	4,625
Japan 10 Year Government Bonds	11	09/14/20	15,833,640	6,030
Japanese Yen	1	09/14/20	118,244	(795)
Korea 3 Year Bonds	1	09/15/20	94,242	(44)
Lead	2	08/14/20	93,279	10,466
Lead	2	08/18/20	93,356	10,250
Lead	1	08/20/20	46,681	4,778
Lead	2	08/21/20	93,374	11,169
Lead	3	08/26/20	140,146	14,224
Lead	2	08/27/20	93,442	10,637
Lead	2	08/28/20	93,454	11,098
Lead	2	09/01/20	93,499	7,827
Lead	2	09/02/20	93,510	8,179
Lead	5	09/04/20	233,832	13,935
Lead	2	09/10/20	93,601	5,824
Lead	1	09/11/20	46,806	2,728
Lead	1	09/15/20	46,836	2,741
Lead	4	09/16/20	187,375	9,138
Lead	1	09/17/20	46,831	2,405
Lead	3	09/18/20	140,509	6,252
Lead	1	09/24/20	46,869	2,393
Lead	1	09/25/20	46,873	2,393
Lead	1	09/29/20	46,889	2,348
Lead	1	09/30/20	46,893	2,348
Lead	1	10/02/20	46,901	2,661
Lead	1	10/07/20	46,921	1,281
Lead	2	10/08/20	93,850	2,191
Lead	3	10/09/20	140,785	1,386
Lead	3	10/14/20	140,836	3,752
Lead	2	10/16/20	93,904	2,260
Lead	1	10/21/20	46,969	947
Lead	1	10/22/20	46,960	1,488
Lead	1	10/23/20	46,950	1,047
Lead	1	10/27/20	46,972	568
Lean Hogs	1	10/14/20	19,850	228
Low Sulphur Gas Oil	2	09/10/20	73,500	(177)
Mini H-shares Index	2	08/28/20	25,916	(344)
Nasdaq 100 E-Mini Index	2	09/18/20	435,620	12,307
Nickel	1	08/14/20	82,470	8,445
Nickel	4	08/18/20	329,938	34,906
Nickel	2	08/19/20	164,976	17,280
Nickel	4	08/20/20	329,969	25,694
Nickel	3	08/21/20	247,489	25,373

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

MSCI Singapore Index	7	08/28/20	$146,292	$(4,617)
Nickel	1	08/27/20	82,521	5,328
Nickel	1	09/01/20	82,542	6,939
Nickel	1	09/02/20	82,546	5,683
Nickel	1	09/03/20	82,550	5,627
Nickel	2	09/04/20	165,108	9,642
Nickel	1	09/09/20	82,565	6,572
Nickel	1	09/10/20	82,568	4,655
Nickel	2	09/11/20	165,140	11,290
Nickel	1	09/15/20	82,579	7,320
Nickel	1	09/16/20	82,581	4,668
Nickel	1	09/18/20	82,570	5,047
Nickel	1	09/22/20	82,582	5,949
Nickel	1	09/23/20	82,585	7,298
Nickel	1	09/24/20	82,587	2,583
Nickel	1	09/25/20	82,590	5,907
Nickel	3	09/29/20	247,805	18,266
Nickel	2	10/01/20	165,215	5,175
Nickel	3	10/02/20	247,830	11,863
Nickel	4	10/06/20	330,486	11,076
Nickel	2	10/07/20	165,252	3,063
Nickel	1	10/08/20	82,630	1,535
Nickel	3	10/09/20	247,904	4,642
Nickel	1	10/13/20	82,652	869
Nickel	1	10/15/20	82,661	1,127
Nickel	1	10/16/20	82,665	1,885
Nickel	1	10/21/20	82,686	1,893
Nickel	1	10/22/20	82,680	744
Nickel	3	10/23/20	248,053	2,734
Primary Aluminum	6	08/18/20	252,442	29,012
Primary Aluminum	2	08/19/20	84,175	9,231
Primary Aluminum	1	08/20/20	42,101	4,286
Primary Aluminum	4	08/21/20	168,457	16,127
Primary Aluminum	2	08/27/20	84,390	8,008
Primary Aluminum	2	08/28/20	84,416	7,515
Primary Aluminum	1	09/01/20	42,262	3,786
Primary Aluminum	1	09/02/20	42,275	1,606
Primary Aluminum	1	09/03/20	42,285	3,557
Primary Aluminum	2	09/04/20	84,591	6,410
Primary Aluminum	3	09/08/20	127,010	6,489
Primary Aluminum	2	09/10/20	84,715	3,896
Primary Aluminum	3	09/11/20	127,103	7,526
Primary Aluminum	3	09/16/20	127,256	6,785
Primary Aluminum	1	09/17/20	42,419	2,203
Primary Aluminum	3	09/18/20	127,295	6,861
Primary Aluminum	1	09/22/20	42,483	2,412
Primary Aluminum	2	09/24/20	85,019	4,674
Primary Aluminum	6	09/25/20	255,132	17,526
Primary Aluminum	2	09/29/20	85,148	4,804
Primary Aluminum	1	09/30/20	42,587	1,741
Primary Aluminum	3	10/02/20	127,837	6,235
Primary Aluminum	1	10/06/20	42,653	1,800
Primary Aluminum	1	10/08/20	42,670	1,758
Primary Aluminum	1	10/09/20	42,677	1,074

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Primary Aluminum	3	10/01/20	$127,798	$6,571
Primary Aluminum	1	10/16/20	42,725	1,034
Primary Aluminum	1	10/20/20	42,750	1,162
Primary Aluminum	1	10/21/20	42,750	384
Primary Aluminum	1	10/22/20	42,750	451
Primary Aluminum	1	10/27/20	42,800	(308)
Primary Aluminum	1	10/28/20	42,819	(147)
Primary Aluminum	2	10/29/20	85,658	(674)
S&P 500 E-Mini Index	4	09/18/20	652,700	(93)
S&P Toronto Stock Exchange 60 Index	2	09/17/20	288,297	416
SET 50 Index	17	09/29/20	93,084	(3,157)
Short Euro-BTP	1	09/08/20	132,225	(24)
Silver	1	09/28/20	121,080	3,653
Soybean	2	12/14/20	59,460	(374)
Sugar No. 11	4	09/30/20	56,627	685
Ultra 10 Year U.S. Treasury Notes	12	09/21/20	1,911,000	4,177
Ultra Long U.S. Treasury Bonds	3	09/21/20	683,062	841
Wheat	1	09/10/20	10,764	102
Wheat	3	09/14/20	66,375	(106)
White Sugar	1	09/15/20	19,080	109
WTI Crude Oil	1	08/19/20	40,270	(241)
Zinc	2	08/18/20	115,563	15,415
Zinc	3	08/21/20	173,287	26,814
Zinc	1	08/26/20	57,788	8,272
Zinc	3	08/27/20	173,377	25,532
Zinc	5	08/28/20	288,987	44,597
Zinc	1	09/02/20	57,823	7,321
Zinc	1	09/03/20	57,828	7,353
Zinc	1	09/04/20	57,833	7,130
Zinc	1	09/08/20	57,853	8,386
Zinc	1	09/10/20	57,863	7,672
Zinc	2	09/11/20	115,735	14,986
Zinc	4	09/16/20	231,500	29,363
Zinc	1	09/17/20	57,850	7,097
Zinc	6	09/18/20	347,082	40,086
Zinc	4	09/22/20	231,363	23,061
Zinc	1	09/23/20	57,838	6,310
Zinc	6	09/24/20	347,052	40,942
Zinc	1	09/25/20	57,847	6,381
Zinc	1	09/29/20	57,865	7,150
Zinc	2	10/01/20	115,749	12,619
Zinc	1	10/02/20	57,879	6,651
Zinc	2	10/06/20	115,795	13,389
Zinc	4	10/07/20	231,609	24,847
Zinc	2	10/08/20	115,814	9,220
Zinc	5	10/09/20	289,557	22,339
Zinc	3	10/13/20	173,790	8,349
Zinc	1	10/22/20	57,919	1,957
Zinc	1	10/27/20	57,941	2,238

Total				$1,500,454

Short position contracts:
20 Year U.S. Treasury Bonds	(6)	09/21/20	$(1,093,688)	$(1,537)
5 Year U.S. Treasury Notes	(27)	09/30/20	(3,405,375)	(3,731)
Amsterdam Exchanges Index	(3)	08/21/20	(384,059)	23,498
Bank Accept Index	(1)	09/13/21	(185,645)	(10)
Brent Crude	(2)	08/28/20	(87,040)	(1,872)
Brent Crude	(3)	09/30/20	(131,550)	(1,243)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Brent Crude Oil	(1)	08/28/20	$(43,520)	$(71)
CAC40 Index	(19)	08/21/20	(1,070,039)	70,376
Canola	(1)	11/13/20	(7,339)	(19)
CBOE Volatility Index	(10)	08/19/20	(268,250)	12,733
CBOE Volatility Index	(32)	09/16/20	(948,000)	16,746
Chicago SRW Wheat	(1)	12/14/20	(26,937)	(2)
Copper	(1)	08/14/20	(160,613)	(31,078)
Copper	(1)	08/18/20	(160,613)	(28,828)
Copper	(1)	08/20/20	(160,513)	(26,353)
Copper	(1)	08/21/20	(160,488)	(28,366)
Copper	(1)	08/27/20	(160,488)	(27,541)
Copper	(2)	08/28/20	(320,975)	(50,610)
Copper	(2)	09/01/20	(320,975)	(36,629)
Copper	(1)	09/02/20	(160,488)	(23,616)
Copper	(1)	09/03/20	(160,488)	(22,478)
Copper	(3)	09/04/20	(481,463)	(57,976)
Copper	(2)	09/11/20	(320,925)	(31,106)
Copper	(1)	09/16/20	(160,381)	(14,859)
Copper	(1)	09/17/20	(160,331)	(13,356)
Copper	(1)	09/18/20	(160,294)	(15,176)
Copper	(1)	09/23/20	(160,256)	(13,242)
Copper	(2)	09/25/20	(320,513)	(21,587)
Copper	(2)	09/28/20	(143,400)	1,809
Copper	(2)	09/30/20	(320,538)	(17,487)
Copper	(1)	10/01/20	(160,281)	(9,559)
Copper	(2)	10/02/20	(320,588)	(18,206)
Copper	(2)	10/08/20	(320,738)	(11,344)
Copper	(2)	10/09/20	(320,738)	(3,657)
Copper	(1)	10/15/20	(160,369)	(634)
Copper	(3)	10/20/20	(481,144)	3,573
Copper	(2)	10/23/20	(320,600)	2,051
Copper	(1)	10/29/20	(160,325)	1,595
Cotton No.2	(1)	12/08/20	(31,330)	(212)
Crude Oil	(5)	08/20/20	(201,350)	(4,698)
Crude Oil	(1)	11/20/20	(41,220)	(392)
Crude soybean oil	(4)	12/14/20	(73,824)	(741)
DAX Index	(3)	09/18/20	(1,091,121)	3,372
E-Mini Crude Oil	(1)	08/19/20	(20,135)	(174)
E-Mini Natural Gas	(2)	08/26/20	(9,145)	29
E-mini Russell 2000 Index	(5)	09/18/20	(369,450)	(2,437)
Euro Stoxx 50 Index	(27)	09/18/20	(1,012,343)	5,084
Euro Stoxx 600 Index	(1)	09/18/20	(20,985)	276
Eurodollars	(1)	09/19/22	(249,575)	(26)
FTSE 100 Index	(16)	09/18/20	(1,232,868)	57,116
FTSE 100 Index	(1)	09/18/20	(22,495)	362
FTSE 40 Index	(1)	09/17/20	(30,013)	219
FTSE/MIB Index	(2)	09/18/20	(224,953)	4,117
Gasoline RBOB	(2)	09/30/20	(92,450)	3,109
Gold 100 Oz	(3)	12/29/20	(595,770)	(7,945)
Hang Seng Index	(2)	08/28/20	(316,852)	4,546
IBEX 35 Index	(3)	08/21/20	(244,278)	17,870
Korea 10 Year Bonds	(15)	09/15/20	(1,696,533)	(8,311)
Lead	(2)	08/14/20	(93,279)	(12,835)
Lead	(2)	08/18/20	(93,356)	(10,536)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

FTSE China A50 Index	(14)	08/28/20	$(211,925)	$363
Lead	(1)	08/20/20	(46,681)	(5,296)
Lead	(2)	08/21/20	(93,374)	(12,655)
Lead	(3)	08/26/20	(140,146)	(18,029)
Lead	(2)	08/27/20	(93,442)	(11,848)
Lead	(2)	08/28/20	(93,453)	(10,465)
Lead	(2)	09/01/20	(93,499)	(7,156)
Lead	(2)	09/02/20	(93,510)	(4,776)
Lead	(5)	09/04/20	(233,833)	(20,898)
Lead	(2)	09/10/20	(93,601)	(5,071)
Lead	(1)	09/11/20	(46,806)	(2,051)
Lead	(1)	09/15/20	(46,836)	(3,714)
Lead	(4)	09/16/20	(187,375)	(10,201)
Lead	(1)	09/17/20	(46,831)	(1,984)
Lead	(3)	09/18/20	(140,510)	(6,577)
Lead	(1)	09/24/20	(46,869)	(2,997)
Lead	(1)	09/25/20	(46,873)	(2,538)
Lead	(1)	09/29/20	(46,889)	(2,451)
Lead	(1)	09/30/20	(46,893)	(2,496)
Lead	(1)	10/02/20	(46,901)	(2,453)
Lead	(1)	10/07/20	(46,921)	(1,224)
Lead	(2)	10/08/20	(93,850)	(827)
Lead	(3)	10/09/20	(140,785)	(2,719)
Lead	(3)	10/14/20	(140,836)	(2,019)
Lead	(2)	10/16/20	(93,904)	(3,018)
Lead	(1)	10/21/20	(46,969)	(1,514)
Lead	(1)	10/22/20	(46,959)	(1,088)
Lead	(1)	10/23/20	(46,950)	(1,641)
Lead	(1)	10/29/20	(46,982)	(298)
Mexican Peso	(2)	09/14/20	(44,740)	317
MSCI Emerging Markets Index	(83)	09/18/20	(4,437,595)	(402,235)
MSCI Taiwan Index	(5)	08/28/20	(249,650)	7,124
Natural Gas	(4)	08/27/20	(71,960)	1,173
Nickel	(1)	08/14/20	(82,470)	(10,953)
Nickel	(4)	08/18/20	(329,938)	(36,201)
Nickel	(2)	08/19/20	(164,976)	(16,949)
Nickel	(4)	08/20/20	(329,969)	(28,571)
Nickel	(3)	08/21/20	(247,489)	(26,578)
Nickel	(1)	08/27/20	(82,521)	(9,744)
Nickel	(1)	09/01/20	(82,542)	(5,530)
Nickel	(1)	09/02/20	(82,546)	(4,208)
Nickel	(1)	09/03/20	(82,550)	(4,204)
Nickel	(2)	09/04/20	(165,108)	(12,804)
Nickel	(1)	09/09/20	(82,565)	(6,128)
Nickel	(1)	09/10/20	(82,567)	(6,586)
Nickel	(2)	09/10/20	(219,400)	1,520
Nickel	(6)	09/10/20	(618,251)	16,219
Nickel	(2)	09/11/20	(165,140)	(13,105)
Nickel	(1)	09/15/20	(82,579)	(7,402)
Nickel	(1)	09/16/20	(82,581)	(5,355)
Nickel	(1)	09/18/20	(82,570)	(7,314)
Nickel	(1)	09/22/20	(82,582)	(2,605)
Nickel	(1)	09/23/20	(82,585)	(7,288)
Nickel	(1)	09/24/20	(82,587)	(7,308)
Nickel	(1)	09/25/20	(82,590)	(2,610)
Nickel	(3)	09/29/20	(247,805)	(7,829)
Nickel	(2)	10/01/20	(165,215)	(13,091)
Nickel	(3)	10/02/20	(247,830)	(12,003)
Nickel	(4)	10/06/20	(330,486)	(6,393)
Nickel	(2)	10/07/20	(165,252)	(3,948)
Nickel	(1)	10/08/20	(82,630)	(1,873)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Nickel	(3)	10/09/20	$(247,904)	$(5,840)
Nickel	(1)	10/13/20	(82,652)	(1,549)
Nickel	(1)	10/15/20	(82,661)	(1,919)
Nickel	(1)	10/16/20	(82,665)	(2,928)
Nickel	(1)	10/21/20	(82,686)	(763)
Nickel	(1)	10/23/20	(82,684)	(1,568)
Nickel	(1)	10/27/20	(82,702)	(205)
Nickel	(1)	10/28/20	(82,707)	(1,590)
Nickel	(1)	10/29/20	(82,711)	26
Nikkei	(8)	09/10/20	(828,303)	5,082
Nikkei 225 Index	(10)	09/10/20	(2,055,642)	29,650
Nikkei 225 Mini	(91)	09/10/20	(1,870,634)	34,771
NY Harbor ULSD	(2)	08/31/20	(102,816)	(234)
OMXS 30 Index	(36)	08/21/20	(701,320)	15,998
Primary Aluminum	(6)	08/18/20	(252,443)	(25,586)
Primary Aluminum	(2)	08/19/20	(84,175)	(8,911)
Primary Aluminum	(1)	08/20/20	(42,101)	(4,040)
Primary Aluminum	(4)	08/21/20	(168,457)	(17,307)
Primary Aluminum	(2)	08/27/20	(84,389)	(7,703)
Primary Aluminum	(2)	08/28/20	(84,416)	(7,747)
Primary Aluminum	(1)	09/01/20	(42,261)	(3,527)
Primary Aluminum	(1)	09/02/20	(42,275)	(4,003)
Primary Aluminum	(1)	09/03/20	(42,285)	(1,633)
Primary Aluminum	(2)	09/04/20	(84,591)	(4,105)
Primary Aluminum	(3)	09/08/20	(127,009)	(6,969)
Primary Aluminum	(2)	09/10/20	(84,714)	(3,919)
Primary Aluminum	(3)	09/11/20	(127,102)	(7,637)
Primary Aluminum	(3)	09/16/20	(127,256)	(7,467)
Primary Aluminum	(1)	09/17/20	(42,419)	(2,265)
Primary Aluminum	(3)	09/18/20	(127,295)	(7,245)
Primary Aluminum	(1)	09/22/20	(42,483)	(2,786)
Primary Aluminum	(2)	09/24/20	(85,018)	(5,712)
Primary Aluminum	(6)	09/25/20	(255,132)	(13,935)
Primary Aluminum	(2)	09/29/20	(85,147)	(4,108)
Primary Aluminum	(1)	09/30/20	(42,587)	(2,127)
Primary Aluminum	(3)	10/01/20	(127,799)	(5,843)
Primary Aluminum	(3)	10/02/20	(127,838)	(6,497)
Primary Aluminum	(1)	10/06/20	(42,652)	(1,864)
Primary Aluminum	(1)	10/08/20	(42,670)	(1,085)
Primary Aluminum	(1)	10/09/20	(42,677)	(642)
Primary Aluminum	(1)	10/16/20	(42,725)	(1,238)
Primary Aluminum	(1)	10/20/20	(42,750)	(440)
Primary Aluminum	(2)	10/22/20	(85,500)	(1,181)
Primary Aluminum	(1)	10/23/20	(42,750)	(403)
Primary Aluminum	(1)	10/27/20	(42,800)	(253)
Primary Aluminum	(1)	10/29/20	(42,829)	271
Primary Aluminum	(2)	10/30/20	(85,675)	419
S&P 500 E-Mini Index	(117)	09/18/20	(19,091,475)	(1,403,073)
S&P Toronto Stock Exchange 60 Index	(6)	09/17/20	(864,892)	(46,638)
SGX S&P Index	(3)	08/27/20	(66,627)	849
Soybean	(3)	11/13/20	(133,875)	(1,206)
SPDR S&P MidCap 400 ETF	(2)	09/18/20	(372,100)	(933)
SPI 200 Index	(6)	09/17/20	(629,931)	(1,622)
Topix Index	(22)	09/10/20	(3,110,198)	212,145
U.S. Dollar Index Future	(15)	08/14/20	(149,899)	268
WIG 20 Index	(3)	09/18/20	(28,259)	219

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Zinc	(2)	08/18/20	$ (115,563)	$(15,544)
Zinc	(3)	08/21/20	(173,288)	(23,041)
Zinc	(1)	08/26/20	(57,787)	(9,788)
Zinc	(3)	08/27/20	(173,378)	(28,992)
Zinc	(5)	08/28/20	(288,988)	(39,111)
Zinc	(1)	09/02/20	(57,822)	(6,738)
Zinc	(1)	09/03/20	(57,827)	(7,381)
Zinc	(1)	09/04/20	(57,832)	(7,325)
Zinc	(1)	09/08/20	(57,852)	(7,593)
Zinc	(1)	09/10/20	(57,862)	(5,791)
Zinc	(2)	09/11/20	(115,735)	(16,207)
Zinc	(4)	09/16/20	(231,500)	(28,127)
Zinc	(1)	09/17/20	(57,850)	(7,032)
Zinc	(6)	09/18/20	(347,082)	(35,064)
Zinc	(4)	09/22/20	(231,363)	(27,965)
Zinc	(1)	09/23/20	(57,837)	(6,878)
Zinc	(6)	09/24/20	(347,052)	(43,720)
Zinc	(1)	09/25/20	(57,847)	(6,323)
Zinc	(1)	09/29/20	(57,865)	(6,306)
Zinc	(2)	10/01/20	(115,749)	(14,530)
Zinc	(1)	10/02/20	(57,879)	(6,323)
Zinc	(2)	10/06/20	(115,795)	(9,458)
Zinc	(4)	10/07/20	(231,609)	(18,969)
Zinc	(2)	10/08/20	(115,813)	(9,279)
Zinc	(5)	10/09/20	(289,558)	(17,940)
Zinc	(3)	10/13/20	(173,790)	(6,487)
Zinc	(1)	10/22/20	(57,919)	(2,972)
Zinc	(1)	10/27/20	(57,941)	(2,071)

Total				$(2,877,605)

TOTAL FUTURES CONTRACTS				$(1,377,151)

SWAP CONTRACTS — At July 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount / Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Advanced Micro Devices, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	142	$63,738	$—	$63,738
Alphabet, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	61	(485)	—	(485)
Alphabet, Inc. Class C	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	109	(941)	—	(941)
Amazon.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	89	3,105	—	3,105
Apple, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	236	32,228	—	32,228
ASM International NV	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/23	62	(7,884)	—	(7,884)
Axcelis Technologies	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	263	2,551	—	2,551

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount / Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

ASML Holding NV	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	82	$(6,737)	$—	$(6,737)
BE Semiconductor Industries NV	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/23	80	(5,866)	—	(5,866)
Ceridian HCM Holding, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	244	(17,685)	—	(17,685)
Consumer Discretionary Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	16	(542)	—	(542)
Edenred SA	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/23	55	917	—	917
Facebook, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	289	16,081	—	16,081
FleetCor Technologies, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	58	532	—	532
Genpact Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	608	57,148	—	57,148
Global Payments, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	275	11,150	—	11,150
Guidewire Software, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	418	19,505	—	19,505
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	3,460	(98,796)	—	(98,796)
iShares Core S&P Small-Capital ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	23	(944)	—	(944)
iShares DJ Telecomm	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	2	(65)	—	(65)
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	624	(4,787)	—	(4,787)
iShares PHLX Semiconductor ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	91	(4,102)	—	(4,102)
iShares Russell 2000 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	35	(850)	—	(850)
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	190	(9,785)	—	(9,785)
iShares S&P NA Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	108	(2,982)	—	(2,982)
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	704	(52,461)	—	(52,461)
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	15	(758)	—	(758)
KLA Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	62	8,702	(268)	8,970
Marvell Technology Group Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	17	147	—	147
Mastercard, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	65	624	—	624
PureFunds ISE Cyber	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	31	(2,016)	—	(2,016)
S&P Sptrxpg	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	161	(5,957)	—	(5,957)
Salesforce.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	151	(2,205)	—	(2,205)
ServiceNow, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	71	3,885	—	3,885
SPDR S&P 500 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	14	(406)	—	(406)
SPDR S&P MidCap 400 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	15	(576)	—	(576)
Splunk, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	69	3,888	—	3,888
T-Mobile US, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	150	688	—	688
TransUnion	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	76	1,833	—	1,833
TriNet Group, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	175	12,011	—	12,011
Vanguard Small-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	37	(1,458)	—	(1,458)
VeriSign, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	102	(260)	—	(260)
WEX, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	58	(965)	—	(965)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount / Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Workday, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	112	$(5,814)	$—	$(5,814)
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	112	14,688	—	14,688
U.S Mszzmomo	1M USD LIBOR	MS & Co. Int. PLC	01/29/21	1,247	(209,203)	(133,460)	(75,743)
Adobe Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	123	3,178	—	3,178
Alphabet, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	323	(6,251)	—	(6,251)
Alphabet, Inc. Class C	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	297	(6,095)	—	(6,095)
Amazon.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	887	45,761	—	45,761
BE Semiconductor Industries NV	1M EUR LIBOR	MS & Co. Int. PLC	05/15/23	161	(8,540)	—	(8,540)
Ceridian HCM Holding, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	51	(2,179)	—	(2,179)
Consumer Discretionary Select Sector SPDR ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	157	(2,459)	—	(2,459)
CoStar Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	274	62,342	—	62,342
Experian PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/23	152	(11,823)	—	(11,823)
Facebook, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	217	12,018	—	12,018
Faurecia SE	0.470%	MS & Co. Int. PLC	07/07/21	6	(18,194)	—	(18,194)
Fiat Chrysler Automobiles NV	0.470	MS & Co. Int. PLC	07/07/21	141	(54,866)	—	(54,866)
Fleetcor Technologie	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	44	(62)	—	(62)
FleetCor Technologies, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	666	(18,259)	—	(18,259)
Global Payments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,257	68,366	3,049	65,317
GoDaddy, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	325	(8,730)	—	(8,730)
Growth V/S Value	1M USD LIBOR	MS & Co. Int. PLC	05/28/21	630	(29,128)	—	(29,128)
HubSpot, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	98	8,222	—	8,222
Intuit, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	67	3,770	—	3,770
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,379	(25,296)	—	(25,296)
iShares Core S&P Small-Capital ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	534	(7,557)	—	(7,557)
iShares DJ Telecomm	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	323	(9,150)	—	(9,150)
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	445	(11,954)	—	(11,954)
iShares Northe America Tech-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	97	(7,709)	—	(7,709)
iShares PHLX Semiconductor ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,191	(41,367)	—	(41,367)
iShares Russell 2000 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	839	589	—	589
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	571	(23,482)	—	(23,482)
iShares S&P NA Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,428	(35,825)	—	(35,825)
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	8	(675)	—	(675)
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	356	(9,604)	—	(9,604)
KLA Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	51	977	—	977
Marvell Technology Group Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	685	(10,800)	—	(10,800)
Mastercard, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	327	2,919	—	2,919
Microsoft Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	108	(1,596)	—	(1,596)
Netflix, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	221	(14,509)	—	(14,509)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount / Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

PayPal Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	514	$71,662	$—	$71,662
Peugeot SA	(0.470)%	MS & Co. Int. PLC	07/07/21	81	80,260	—	80,260
PureFunds ISE Cyber	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	703	(41,474)	—	(41,474)
Salesforce.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	328	11,725	—	11,725
ServiceNow, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	490	17,945	—	17,945
SPDR S&P 500 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	40	(566)	—	(566)
SPDR S&P MidCap 400 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	380	(5,480)	—	(5,480)
Splunk, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	165	7,610	—	7,610
T-Mobile US, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	57	1,310	—	1,310
TransUnion	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	270	9,382	—	9,382
TriNet Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	561	25,481	—	25,481
Trupanion, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	25	1,022	—	1,022
Vanguard Small-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	906	(23,226)	—	(23,226)
VeriSign, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	266	16,576	—	16,576
Visa, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	564	(17,791)	—	(17,791)
WEX, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	587	(25,964)	—	(25,964)

TOTAL					$(220,605)	$(130,679)	$(89,926)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At July 31, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Analog Devices, Inc.	$125.00	12/18/2020	71	$7,100	$42,245	$49,876	$(7,631)
Analog Devices, Inc.	65.00	03/19/2021	23	2,300	116,840	118,321	(1,481)
Copart, Inc.	50.00	02/19/2021	35	3,500	155,050	134,136	20,914
Lam Research Corp.	175.00	03/19/2021	8	800	162,980	143,963	19,017
Taiwan Semiconductor Manufactu	38.00	01/15/2021	84	8,400	344,190	343,944	246

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Union Pacific Corp.	$175.00	11/20/2020	46	$4,600	$52,440	$56,686	$(4,246)

			267	$26,700	$873,745	$846,926	$26,819

Puts
Advanced Micro Devices, Inc.	73.00	08/21/2020	49	4,900	7,889	10,675	(2,786)
Atlassian Corp. PLC	165.00	08/21/2020	10	1,000	2,150	4,117	(1,967)
Invesco QQQ Trust Series 1	245.00	08/21/2020	71	7,100	8,910	34,245	(25,335)
Invesco QQQ Trust Series 1	231.00	07/31/2020	37	3,700	185	20,418	(20,233)
Lam Research Corp.	350.00	08/21/2020	8	800	3,360	6,186	(2,826)
Microsoft Corp.	195.00	09/18/2020	47	4,700	15,181	29,616	(14,435)
Moody’s Corp.	280.00	09/18/2020	6	600	7,500	8,990	(1,490)
Nvidia Corp.	400.00	08/21/2020	10	1,000	6,920	13,516	(6,596)
S&P Global, Inc.	340.00	08/21/2020	7	700	4,095	8,068	(3,973)
Thermo Fisher Scientific, Inc.	370.00	08/21/2020	7	700	1,068	7,543	(6,475)
Visa, Inc.	190.00	08/21/2020	17	1,700	8,585	4,801	3,784

			269	$26,900	$65,843	$148,175	$(82,332)

Total purchased option contracts			536	$53,600	$939,588	$995,101	$(55,513)

Written option contracts
Calls
Advanced Micro Devices, Inc.	85.00	08/21/2020	(49)	$(4,900)	$(5,390)	$(5,092)	$(298)
Atlassian Corp. PLC	190.00	08/21/2020	(10)	(1,000)	(2,700)	(2,218)	(482)
Fitbit, Inc.	7.00	08/21/2020	(80)	(8,000)	(920)	(1,313)	393
Lam Research Corp.	400.00	08/21/2020	(8)	(800)	(4,936)	(3,518)	(1,418)
Microsoft Corp.	220.00	09/18/2020	(47)	(4,700)	(38,211)	(10,597)	(27,614)
Nvidia Corp.	455.00	08/21/2020	(10)	(1,000)	(14,850)	(9,290)	(5,560)
Thermo Fisher Scientific, Inc.	410.00	08/21/2020	(7)	(700)	(8,085)	(3,968)	(4,117)
Visa, Inc.	200.00	08/21/2020	(17)	(1,700)	(2,244)	(4,749)	2,505

Total written option contracts			(228)	$(22,800)	$(77,336)	$(40,745)	$(36,591)

TOTAL			308	$30,800	$862,252	$954,356	$(92,104)

Abbreviations:
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, Ltd. (a “Subsidiary”), a Cayman Islands exempted company and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2020, the Fund’s net assets were $176,301,246 of which, $5,089,212, or 2.9%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

A. Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy —

The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$5,765,714	$1,119
Mortgage-Backed Obligations	—	9,911,976	—
Asset-Backed Securities	—	15,813,215	—
Foreign Debt Obligations	—	11,095,368	—
Common Stock and/or Other Equity Investments(a)
Asia	3,766,606	3,629,410	—
Australia and Oceania	525,357	395,813	—
Europe	5,481,043	16,377,650	—
North America	34,738,924	1,139,203	5,812
South America	1,078,237	—	—
Exchange Traded Funds	7,303,026	—	—
Investment Company	47,535,861	—	—
Rights		193,705
Short-term Investments	6,748,554	—	—

Total	$107,177,608	$64,322,054	$6,931

Liabilities
Common Stock and/or Other Equity Investments
Europe	$(1,331,468)	$—	$—
North America	(1,920,033)	—	—

Total	$(3,251,501)	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$650,077	$—
Futures Contracts(b)	2,138,282	—	—
Total Return Swap Contracts(b)	—	701,908	—
Purchased option contracts	939,588	—	—

Total	$3,077,870	$1,351,985	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(644,824)	$—
Futures Contracts(b)	(3,515,433)	—	—
Total Return Swap Contracts(b)	—	(791,834)	—
Written option contracts	(77,336)	—	—

Total	$(3,592,769)	$(1,436,658)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk— Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than shortterm fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.